Acquisition of Ely, Golden Valley and Abitibi (Details Narrative) $ / shares in Units, $ in Thousands, $ in Millions			3 Months Ended	12 Months Ended
	Nov. 05, 2021 USD ($) shares Royalty	Aug. 23, 2021 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Aug. 23, 2021 CAD ($) shares	Sep. 30, 2020 shares
IfrsStatementLineItems [Line Items]
Cash paid on acquisition		$ 65,016
Options outstanding | shares			8,236,668	6,030,076	3,016,200		0
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares		5,641
Total consideration	$ 305,957	200,851
Risk-free interest rate			1.90%	1.39%	34.00%
Expected volatility			42.12%	47.99%	37.00%
Expected dividend yield			0.65%	0.14%	0.00%
Consulting fees			$ 158	$ 4,125	$ 2,677
Recognized share-based compensation			1,078	$ 3,146	$ 2,995
Share consideration			$ 213
Ely [member]
IfrsStatementLineItems [Line Items]
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares		5,641
Total consideration		$ 2,603
Golden Valley and Abitibi [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	61,104,200
Business acquisition, shares issued | shares	61,104,200
Options outstanding | shares	1,166,389
Number of options issued | shares	2,498,045
Total consideration	$ 305,957
Consulting Fees	3,000
Acquisitions Through Business Combinations Cash and Marketable Securities	$ 34,922
Risk-free interest rate			0.40%
Expected life			4 years 1 month 6 days
Expected volatility			37.00%
Expected dividend yield			0.00%
Estimated forfeiture rate			0.00%
Golden Valley and Abitibi [member] | Canadian Malartic Property [Member]
IfrsStatementLineItems [Line Items]
Royalties acquired | Royalty	4
Net profit interest royalty percentage	15.00%
Golden Valley and Abitibi [member] | Canadian Malartic Property [Member] | Royalty One [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage	1.50%
Golden Valley and Abitibi [member] | Canadian Malartic Property [Member] | Royalty Two [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage	2.00%
Golden Valley and Abitibi [member] | Canadian Malartic Property [Member] | Royalty Three [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage	3.00%
Golden Valley and Abitibi [member] | Cheechoo Project [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage	2.50%
Golden Valley and Abitibi [member] | Cheechoo Project [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage	4.00%
Golden Valley [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	2.1417
Abitibi [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	4.6119
GRC Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued on acquisition | shares		30,902,176
Cash paid on acquisition		$ 65,000				$ 84
Share price | $ / shares		$ 4.22
Risk-free interest rate		0.40%
Expected life		1 year 10 months 28 days
Expected volatility		37.00%
Expected dividend yield		0.00%
Estimated forfeiture rate		0.00%
Weighted average fair value | $ / shares		$ 0.35
Ely Warrant [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued to purchase shares | shares		15,946,732
Exercise price of shares | $ / shares		$ 0.2450
Exercise price of shares | $ / shares		$ 0.0001
Warrants exercisable | shares		3,906,949				3,906,949
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares		$ 3,038
Ely Shares [member]
IfrsStatementLineItems [Line Items]
Transaction costs			$ 2,900
Advisory and consulting fees			1,900
Consulting fees			1,000
Recognized share-based compensation			543
Payment from cash consideration			330
Share consideration			$ 213